N-4	Aug. 08, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2024
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]

Guaranteed Income Benefit Step-ups –The first paragraph of this section is deleted and restated as follows:

Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). For Contractowners who elect Lincoln Market Select® Advantage on and after August 19, 2024 and later transition to Select Guaranteed income Benefit, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For prior elections of Select Guaranteed income Benefit, transitions to Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected prior to August 19, 2024, and for Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic Income payment of each calendar year.

i4LIFE® Advantage Guaranteed Income Benefit Transitions - The second row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD

Purchasers of: ● Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020	Longer of 20 years or the difference between your age (nearest birthday) and age 90	N/A

● Lincoln Market Select® Advantage prior to August 19, 2024 ● 4LATER® Select Advantage
Purchasers of: ● Lincoln Market Select® Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	N/A

The following sentence is added to the paragraph immediately following the Minimum Access Period table: An AIR rate of 4% will be used to calculate Regular Income Payments for all transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected on and after August 19, 2024.

Item 17. Portfolio Companies (N-4) [Text Block]

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 19, 2024 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, or 4LATER® Select Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), i4LIFE® Advantage Select Guaranteed Income Benefit riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from on or these riders. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund and Lincoln Opportunistic Hedged Equity Fund will be added to the list of funds in Group 2 and the list of funds among which you may allocate 100% of your Contract Value or Account Value.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund and Lincoln Opportunistic Hedged Equity Fund and Putnam VT Sustainable Leaders Fund will be added to the list of funds you may allocate 100% of your Account Value.

Some Portfolio Companies not Available for All Benefits [Text Block]

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 19, 2024 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, or 4LATER® Select Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), i4LIFE® Advantage Select Guaranteed Income Benefit riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from on or these riders. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund and Lincoln Opportunistic Hedged Equity Fund will be added to the list of funds in Group 2 and the list of funds among which you may allocate 100% of your Contract Value or Account Value.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund and Lincoln Opportunistic Hedged Equity Fund and Putnam VT Sustainable Leaders Fund will be added to the list of funds you may allocate 100% of your Account Value.

i4LIFE® Advantage [Member]
Prospectus:
Operation of Benefit [Text Block]

Guaranteed Income Benefit Step-ups –The first paragraph of this section is deleted and restated as follows:

Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). For Contractowners who elect Lincoln Market Select® Advantage on and after August 19, 2024 and later transition to Select Guaranteed income Benefit, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For prior elections of Select Guaranteed income Benefit, transitions to Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected prior to August 19, 2024, and for Guaranteed Income Benefit (Managed Risk), the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic Income payment of each calendar year.

i4LIFE® Advantage Guaranteed Income Benefit Transitions - The second row of the Minimum Access Period table is deleted and replaced with the following two new rows:

	MINIMUM ACCESS PERIOD	MAXIMUM ACCESS PERIOD

Purchasers of: ● Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 18, 2020	Longer of 20 years or the difference between your age (nearest birthday) and age 90	N/A

● Lincoln Market Select® Advantage prior to August 19, 2024 ● 4LATER® Select Advantage
Purchasers of: ● Lincoln Market Select® Advantage on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	N/A

The following sentence is added to the paragraph immediately following the Minimum Access Period table: An AIR rate of 4% will be used to calculate Regular Income Payments for all transitions to i4LIFE® Advantage Select Guaranteed Income Benefit from Lincoln Market Select® Advantage riders elected on and after August 19, 2024.